Other income (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of other income
	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Other income from government grants	14,415,368	-	14,415,368	-
Further other incomes	26,173	15,216	27,767	20,678
Total	14,441,541	15,216	14,443,135	20,678